Accrued Liabilities (Details Narrative) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued professional fees, rent, payroll taxes and franchise taxes	$ 117,341	$ 121,070	$ 77,474